Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense	$ 181,675	$ 174,640